Cash and bank balances (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents and Bank Balances Other Than Cash and Cash Equivalents Explanatory

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	0	1	0
Balance with banks
- On current accounts	11,466	15,083	177
- Deposits with original maturity of less than 3 months #	15,555	25,335	297
	27,021	40,419	473

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	50,706	40,099	469
- Remaining maturity of more than twelve months #	2,888	2,433	28
	53,594	42,532	498
Less: amount disclosed under other financial assets (refer Note 11) #	(2,888)	(2,433)	(28)
Total	50,706	40,099	469